Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 19: SUBSEQUENT EVENTS

Merger

On August 25, 2021, the Company entered into an Agreement and Plan of Merger with Navios Partners and Navios Partners’ direct wholly owned subsidiary, Navios Acquisition Merger Sub. Inc. (“Merger Sub”) (the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub will be merged with and into the Company, with the Company being the surviving entity (the “Merger”). Upon consummation of the Merger, the Company will become wholly owned by Navios Partners. The Merger Agreement was negotiated and unanimously approved by a special committee of the board of directors of the Company consisting of independent directors. The Merger Agreement was also unanimously approved by the Company’s full board of directors.

Under the terms of the Merger Agreement, upon consummation of the Merger, each outstanding share of common stock of the Company that is held by a holder other than Navios Partners, the Company and their respective subsidiaries (such shares, the “Company Common Stock”) will be converted into the right to receive 0.1275 of a common unit of Navios Partners.

Pursuant to the Merger Agreement, Navios Partners will file with the U.S. Securities and Exchange Commission (the “SEC”) a registration statement on Form F-4, which will include a proxy statement/prospectus describing the Merger and Navios Partners’ common units to be issued in the Merger. After the registration statement is declared effective by the SEC, the proxy statement/prospectus will be mailed to holders of Company Common Stock and the Company will hold of a special meeting of the holders of Company Common Stock (the “Company Stockholders’ Meeting”) to vote on the Merger Agreement and the Merger. Under the terms of the Merger Agreement, Navios Partners, which, subsequent to the Equity Issuance described below, beneficially owns 44,117,647 shares of Company Common Stock, or approximately 62.4% of the outstanding shares of Company Common Stock, has agreed to vote those shares of Company Common Stock in favor of the Merger and the Merger Agreement at the Company Stockholders’ Meeting.  The closing of the Merger is conditioned upon, customary terms and conditions.

Redemption and Discharge of Ship Mortgage Notes

Pursuant to the Merger Agreement, on August 26, 2021, the Company called for redemption by delivery all of its outstanding Ship Mortgage Notes due November 15, 2021 by delivery of a Redemption Notice to the registered holders of the Ship Mortgage Notes (the “Ship Mortgage Redemption Notice”) and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Ship Mortgage Notes to satisfy and discharge the Company’s obligations under the indenture relating to the Ship Mortgage Notes. The redemption date for the Ship Mortgage Notes will be September 25, 2021.

The Company funded the approximately $397,478 aggregate redemption price with net proceeds from (i) the sale by the Company pursuant to the Merger Agreement (in a private placement in reliance on the exemption from registration provided for under Section 4(a)(2) of the Securities Act) of 44,117,647 shares of Company Common Stock to Navios Partners for an aggregate purchase price of $150,000, or $3.40 per share (the “Equity Issuance”), and (ii) borrowings under the HCB Loan Agreement and BNP Loan Agreement described below. The shares of Company Common Stock issued to Navios Partners pursuant to the Equity Issuance will be cancelled in the Merger for no consideration.

NSM Loan Amendment

In connection with the execution of the Merger Agreement, on August 25, 2021, the Company and a subsidiary of N Shipmanagement Acquisition Corp., an entity affiliated with Navios Acquisition’s Chairman and Chief Executive Officer, (“NSM”) entered into a supplemental agreement (the “Supplemental Loan Agreement”) to amend an existing loan agreement dated March 19, 2021 by and among the Company and NSM, among others (the “NSM Loan Agreement”).  Under the NSM Loan Agreement, NSM had made available to the Company a secured term loan (the “NSM Loan”) of up to $100,000, of which a balance of approximately $98,112 was outstanding at the time of the execution of the Supplemental Loan Agreement.  The Supplemental Loan Agreement has amended the NSM Loan Agreement to, among other things, release all of the collateral securing the NSM Loan (which has been granted as collateral to secure Navios Acquisition and/or its subsidiaries’ obligations under the HCB Loan Agreement and BNP Loan Agreement described below); eliminate NSM’s option under the NSM Loan Agreement to exchange all or a portion of the NSM Loan for equity of the Company’s material subsidiary, Navios Maritime Midstream Partners L.P.; cancel $30,000 of the outstanding balance of the NSM Loan in exchange for 8,823,529 newly-issued shares of Company Common Stock ($3.40 per share), which shares of Company Common Stock will be converted into common units of Navios Partners in the Merger on the same terms as is applicable to other outstanding shares of Company Common Stock; and provide for the repayment of $35,000 of the outstanding balance of the NSM Loan in cash as of the date of the Supplemental Loan Agreement and the repayment of the remainder of the outstanding balance of the NSM Loan, of approximately $33,112, in cash on January 7, 2022.

Hamburg Commercial Bank Loan Agreement

In connection with the execution of the Merger Agreement, on August 23, 2021, the Company and Hamburg Commercial Bank AG (“HCB”), among other lenders, entered into a loan agreement (the “HCB Loan Agreement”) under which HCB and other lenders, agreed to make available to the Company a secured term loan facility of up to $195,385 to provide financing on seven tankers, all of which secure the loan (the “HCB Loan”) of which $190,216 was borrowed by the Company. The first advance is repayable in fifteen quarterly installments of $4,665 each beginning on October 29, 2021 with the final repayment to be made on April 29, 2025. The second advance is repayable in eleven quarterly installments of $2,825 beginning on October 29, 2021 with the final repayment to be made on April 29, 2024.  The first advance bears interest at LIBOR plus 3.9% per annum and the second advance bears interest at LIBOR plus 7.0% per annum.

In connection with HCB Loan Agreement, the Company fully prepaid two of its existing facilities of a total amount of $40,725.

BNP Loan Agreement

In connection with the execution of the Merger Agreement, on August 25 2021, certain subsidiaries of the Company and BNP Paribas (“BNP”), among other lenders, entered into a loan agreement (the “BNP Loan Agreement”) under which BNP, and other lenders, agreed to make available to such Company subsidiaries a secured term loan facility of up to $96,000 (the “BNP Loan”), secured by five vessels owned by the Company of which the full amount was borrowed by the subsidiaries of the Company.  The BNP Loan is repayable in eight quarterly installments of $4,625 beginning three months from the date of the initial drawdown, with the final repayment to be made on the earlier of two years after the date of the initial drawdown or December 30, 2023. The BNP Loan bears interest at LIBOR plus 3.55% per annum.

NMM Loan Agreement

In connection with the execution of the Merger Agreement, on August 24, 2021, the Company and Navios Partners entered into a loan agreement (the “NMM Loan Agreement”) under which Navios Partners agreed to make available to the Company a working capital facility of up to $45,000. As of the date hereof, the full amount of the facility has been drawn. The full amounts borrowed, including accrued and unpaid interest are due and payable on the date that is one year following the date hereof.  The facility bears interest at the rate of 11.50% per annum.